Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Weighted average number of outstanding shares	43,066,012	63,046,350	69,527,315
Net loss for the period	(147,740)	(176,242)	(336,102)
Basic and diluted loss per share (€/share)	(3.43)	(2.80)	(4.83)